UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

REX Bitcoin Corporate Treasury Convertible Bond ETF

ITEM 1.(a).    Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
Rex Bitcoin Corporate Treasury Convertible Bond ETF
TICKER: BMAX (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the REX Bitcoin Corporate Treasury Convertible Bond ETF for the period of March 14, 2025 (inception) to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/bmax/. You can also request this information by contacting us at (844) 802-4004.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rex Bitcoin Corporate Treasury Convertible Bond ETF	$98¹	1.26%²

¹ Costs are for the period of March 14, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Fund Performance

For the period of March 14, 2025 to December 31, 2025, the REX Bitcoin Corporate Treasury Convertible Bond ETF (the “Fund”) returned -5.98% In comparison, the Bloomberg US Aggregate Bond Index returned 5.11% for the same period.

Key Factors Affecting Performance

•   Several companies underlying the Fund’s convertible bond holdings experienced equity declines during the period, including GameStop (-8.52%), Trump Media & Technology Group (-30.93%), Marathon Digital Holdings (-26.15%), and MicroStrategy (-42.28%). These declines reduced the equity-linked value of the Fund’s convertible securities and negatively affected their market prices.

•   Riot Platforms’ equity appreciated by 73.32% during the period, providing partial support to portfolio performance. However, this increase was not sufficient to offset losses across other major holdings.

•   All of the Fund’s principal issuers maintain significant exposure to bitcoin through corporate treasury strategies financed in part through convertible bond issuance. During periods of declining bitcoin prices, these companies’ equity values tend to experience amplified volatility, which in turn pressures the valuation of their associated convertible securities and contributed to variability in the Fund’s results during the period.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Rex Bitcoin Corporate Treasury Convertible Bond ETF - $9,402
Bloomberg US Aggregate Bond Index - $10,511
$14,000
$12,000
$10,000
$8,000
3/14/25*
3/31/25
6/30/25
9/30/25
12/31/25

* Inception

Annual Performance
Total Return Since Inception (03/14/25)
REX Bitcoin Corporate Treasury Convertible Bond ETF	-5.98%
Bloomberg US Aggregate Bond Index	5.11%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes treasuries, government-related and corporate securities, MBS, ABS and CMBS.

For more recent performance information visit www.rexshares.com/bmax/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Rex Bitcoin Corporate Treasury Convertible Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$5,876,121
Number of Holdings	14
Total Net Advisory Fee	$69,256
Portfolio Turnover Rate	17.92%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Sector Breakdown

Top 10 Holdings
Strategy, Inc. 12/1/2029	22.68%
Strategy, Inc. 3/1/2030	13.32%
GameStop Corp. 4/1/2030	12.28%
Strategy, Inc. 9/15/2028	9.25%
Trump Media & Technology Group Corp. 5/29/2028	7.86%
Strategy, Inc. 3/15/2030	7.79%
Strategy, Inc. 6/15/2032	6.86%
Mara Holdings, Inc. 3/1/2030	6.04%
Mara Holdings, Inc. 6/1/2031	5.98%
Riot Platforms, Inc. 1/15/2030	5.31%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/bmax/.

Rex Bitcoin Corporate Treasury Convertible Bond ETF Tailored Shareholder Report

ITEM 1. (b).   Not applicable.

ITEM 2.       CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2025 and $0 for 2024.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,780 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)      The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)      The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)      Not applicable.

ITEM 6.        INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended December 31, 2025*

REX Bitcoin Corporate Treasury Convertible Bond ETF

* The Fund commenced operations on March 14, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Schedule of Investments	December 31, 2025
		Principal	Value
104.10%	CONVERTIBLE BONDS
7.86%	COMMUNICATION SERVICES
	Trump Media & Technology Group Corp. 05/29/2028 0.000% 144A(A)	$483,000	$461,567
12.28%	CONSUMER DISCRETIONARY
	GameStop Corp. 04/01/2030 0.000% 144A(A)	728,000	721,666
19.23%	FINANCIALS
	MARA Holdings, Inc. 03/01/2030 0.000% 144A(A)	450,000	355,050
	MARA Holdings, Inc. 06/01/2031 0.000% 144A(A)	420,000	351,540
	MARA Holdings, Inc. 09/01/2031 2.125%	138,000	111,504
	Riot Platforms, Inc. 01/15/2030 0.000% 144A(A)	275,000	311,781
			1,129,875
64.73%	INFORMATION TECHNOLOGY
	Strategy, Inc. 09/15/2028 0.625%	465,000	543,585
	Strategy, Inc. 12/01/2029 0.000%(A)	1,618,000	1,332,585
	Strategy, Inc. 03/01/2030 0.000% 144A(A)	905,000	782,825
	Strategy, Inc. 03/15/2030 0.625%	362,000	457,568
	Strategy, Inc. 03/15/2031 0.875%	275,000	283,938
	Strategy, Inc. 06/15/2032 2.250%	363,000	403,111
			3,803,612
104.10%	TOTAL CONVERTIBLE BONDS		6,116,720
	(Cost: $7,087,248)
		Shares	Value
0.12%	WARRANTS
0.12%	CONSUMER DISCRETIONARY
	GameStop Corp.(C)	2,439	7,340
0.12%	TOTAL WARRANTS		7,340
	(Cost: $ – )

See Notes to Financial Statements

1
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Schedule of Investments	December 31, 2025
		Shares	Value
1.01%	MONEY MARKET FUND
	First American Money Market Fund - Institutional Class 3.67%(B)	59,421	$59,421
	(Cost: $59,421)
105.23%	TOTAL INVESTMENTS		6,183,481
	(Cost: $7,146,669)
(5.23%)	Liabilities in excess of other assets		(307,360)
100.00%	NET ASSETS		$5,876,121

(A)    Zero coupon security.

(B)    Effective 7 day yield as of December 31, 2025.

(C)    Non-income producing.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $2,984,429 and is 50.79% of the Fund’s net assets.

See Notes to Financial Statements

2
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Statement of Assets and Liabilities	December 31, 2025
ASSETS
Investments at value (Cost of $7,146,669) (Note 1)	$6,183,481
Interest receivable	4,703
Deferred tax asset	234,432
TOTAL ASSETS	6,422,616
LIABILITIES
Income tax payable (Note 4)	542,146
Accrued advisory fees	4,349
TOTAL LIABILITIES	546,495
NET ASSETS	$5,876,121
Net Assets Consist of:
Paid-in capital	$4,987,915
Distributable earnings (accumulated deficits)	888,206
Net Assets	$5,876,121
NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	250,000
Net Asset Value and Offering Price Per Share	$23.50

See Notes to Financial Statements

3
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Statement of Operations	Period Ended December 31, 2025*
INVESTMENT INCOME
Interest income	$199,327
Total investment income	199,327
EXPENSES
Investment advisory fees (Note 2)	69,256
Total expenses	69,256
NET INVESTMENT INCOME, BEFORE INCOME TAXES	130,071
Current income tax expense (Note 4)	(32,660)
Net investment income (loss)	97,411
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments, before income taxes(1)	2,029,037
Current income tax expense (Note 4)	(509,486)
Net realized gain (loss) on investments	1,519,551
Net change in unrealized appreciation (depreciation) of investments, before income taxes	(963,188)
Deferred income tax benefit (expense) (Note 4)	234,432
Net change in unrealized gain (loss) on investments	(728,756)
Net realized and unrealized gain (loss) on investments	790,795
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$888,206

(1)     Includes realized gains (losses) as a result of in-kind transactions (Note 3).

*   The Fund commenced operations on March 14, 2025.

See Notes to Financial Statements

4
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Statement of Changes in Net Assets
Period Ended December 31, 2025*
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$97,411
Net realized gain (loss) on investments	1,519,551
Net change in unrealized appreciation (depreciation) of investments	(728,756)
Increase (decrease) in net assets from operations	888,206
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	28,840,710
Shares redeemed	(23,852,795)
Increase (decrease) in net assets from capital stock transactions	4,987,915
NET ASSETS
Increase (decrease) during period	5,876,121
Beginning of period	—
End of period	$5,876,121

*   The Fund commenced operations on March 14, 2025.

See Notes to Financial Statements

5
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended December 31, 2025*
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.27
Net realized and unrealized gain (loss) on investments(2)	(1.77)
Total from investment activities	(1.50)
Net asset value, end of period	$23.50

Total Return(3)	(5.98)%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, including tax expense	1.26%
Expenses, excluding tax expense	0.85%
Net investment income (loss)	1.19%
Portfolio turnover rate(5)	17.92%
Net assets, end of period (000s)	$5,876

(1)     Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)    Total return is for the period indicated and has not been annualized.

(4)    Ratios to average net assets have been annualized.

(5)    Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*   The Fund commenced operations on March 14, 2025.

See Notes to Financial Statements

6
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements	December 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX Bitcoin Corporate Treasury Convertible Bond ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on March 14, 2025.

The Fund’s investment objective is to provide total return through investments in convertible bonds issued by companies that hold bitcoin in their corporate treasury.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by REX Advisers, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Fixed income securities will ordinarily be traded on the over-the-counter market. When market quotations are readily available, fixed income securities will be valued based on prices provided by the pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities as described below. Such matrix system may be based upon the

7
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	December 31, 2025

considerations described above used by pricing services approved by the Trust’s Board of Trustees (the “Board”). If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market. Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

8
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	December 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Convertible Bonds	$—	$6,116,720	$—	$6,116,720
Warrants	7,340	—	—	7,340
Money Market Fund	59,421	—	—	59,421
	$66,761	$6,116,720	$—	$6,183,481

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended December 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to the interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

The Fund will be treated as a regular C corporation for U.S. federal income tax purposes and not as a regulated investment company like most mutual funds and exchange traded funds. Accordingly, all distributions to shareholders will be treated as dividend income to the extent paid from the Fund’s earnings and

9
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	December 31, 2025

profits (as determined for U.S. federal income tax purposes) and will be currently taxed as such unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals from such arrangements generally will be taxed.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 50,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole

10
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	December 31, 2025

Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF	50,000	$300	$1,175,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

11
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	December 31, 2025

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.85%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor provides trading and execution services to the Fund, and provides similar services to other investment companies and separately managed accounts, and acts as sub-adviser to another exchange-traded fund managed by the Advisor that employs a similar investment strategy as the Fund.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, at the following annual rate: 0.07% on the first $250 million in net assets, 0.065% on the next $250 million in net assets, 0.06% on net assets between $500 million and $1 billion, and 0.05% for all net assets thereafter, subject to a minimum $50,000 per year.

12
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	December 31, 2025

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund,

13
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	December 31, 2025

including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended December 31, 2025, were as follows:

Purchases	Sales
$2,133,238	$1,855,310

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended December 31, 2025, were as follows:

Purchases	Sales	Realized Gains
$28,941,956	$24,329,201	$1,881,736

NOTE 4 – Federal Income Taxation

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Such taxes will reduce your return from an investment in the Fund. Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liabilities.

Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liabilities.

The Fund’s income tax expense (benefit) for the period ended December 31, 2025 consists of the following:

	Current	Deferred	Total
Federal	$415,891	$(191,262)	$224,629
State	126,255	(43,170)	83,085
Total tax expense (benefit)	$542,146	$(234,432)	$307,714
14
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	December 31, 2025

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net unrealized loss on investments	$234,432
Less Deferred tax liabilities:	(—)
Net Deferred Tax Asset (Liability)	$234,432

This deferred tax asset represents the estimated future tax benefit that would be recognized if the unrealized loss were realized as of the balance sheet date. The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. Management recognizes deferred tax assets to the extent it believes these assets are more likely than not to be realized. If management determines that it would not be able to realize deferred tax assets in the future, it would make an adjustment to the deferred tax asset valuation allowance. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains by the Fund in those years. Based on the facts as of December 31, 2025, the Fund determined that the deferred tax assets will be realized. Therefore, there is no valuation allowance needed as of year end.

Total income tax expense (benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to investment income and realized and unrealized gain (losses) on investment before income taxes as follows:

Income tax expense at statutory rate	$251,143
State income taxes (net of federal benefit)	56,571
Net income tax expense	$307,714
15
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	December 31, 2025

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended December 31, 2025, the Fund paid no penalties and interest.

The Fund will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2025, the tax years from the initial period forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$7,094,248	$255,766	$(1,166,535)	$(910,769)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Nasdaq Stock Market® (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations

16
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Notes to Financial Statements - continued	December 31, 2025

and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended December 31, 2025
Shares sold	1,150,000
Shares redeemed	(900,000)
Net increase (decrease)	250,000

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

17
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
ETF Opportunities Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of REX Bitcoin Corporate Treasury Convertible Bond ETF (the Fund), including the schedule of investments, as of December 31, 2025, the related statements of operations and changes in net assets for the period from March 14, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, changes in its net assets, and the financial highlights for the period from March 14, 2025 (commencement of operations) through December 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included

18
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Report of Independent Registered Public Accounting Firm - continued

performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Fund’s auditor since 2025.

Columbus, Ohio
February 27, 2026

19
FINANCIAL STATEMENTS | December 31, 2025

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because REX Advisers, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

20
FINANCIAL STATEMENTS | December 31, 2025

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 — Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

*   Print the name and title of each signing officer under his or her signature.